SHORT-TERM BORROWINGS	6 Months Ended
Jun. 30, 2014
Short-Term Debt [Abstract]
Short-term Debt [Text Block]
6.	SHORT-TERM BORROWINGS

The Company has a line of credit for $2,436,000 (RMB15,000,000) with a commercial bank in China to finance its working capital. The credit line bears interest at a floating interest rate which will be approximately 7.5% in 2014 and is renewed annually. Average interest rates for the six months ended June 30, 2014 and 2013 were 7.50% and 6.30%, respectively. Pursuant to the terms of the agreement, the line of credit is secured by BTL’s building (see note 5) and guaranteed by BDL and guaranteed by an officer of the Company.

On January 20, 2014, the Company repaid the loan in the amount of $1,651,970 (RMB10,000,000) with Industrial and Commercial Bank of China Limited (ICBC) and the loan in the amount of $825,905 (RMB5,000,000) with Nanjing Bank Company Limited (Beijing Branch).

On January 28, 2014, the Company entered into a new loan agreement with Nanjing Bank Company Limited (Beijing Branch) in the amount of $1,624,000 (RMB10,000,000) with a floating interest rate which was approximately 7.5% per year, due on January 28, 2015. Pursuant to the terms of the agreement, the line of credit is guaranteed by an officer of the Company.

On March 7, 2014, the Company renewed the loan agreement with Nanjing Bank Company Limited (Beijing Branch) in the amount of $812,000 (RMB5,000,000) with floating interest rate which was approximately 7.5% per year, due on March 7, 2014. Pursuant to the terms of the agreement, the line of credit is guaranteed by an officer of the Company.

Interest expense on short-borrowings for the six months ended June 30, 2014 and 2013 amounted to $83,177 and $76,187, respectively.